Selling expenses, net	6 Months Ended
Jun. 30, 2018
Selling expenses, net [Abstract]
Selling expenses, net
22.	Selling expenses, net
	Six months ended June 30,
	2018	2017
Advertising and promotion expenses	(2,564)	(2,417)
(Addition) reversal of allowance for doubtful accounts, net	(7,500)	8,753
	(10,064)	6,336